Goodwill and Intangible Assets - Sensitivity to Change in Assumptions (Details) - SAP Business Network - item	Dec. 31, 2017	Dec. 31, 2016
Budgeted revenue growth (change in percentage points)
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount (as a percent)	(8.6)	(6.9)
Pre-tax discount rate (change in percentage points)
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount (as a percent)	5.6	4.4
Target operating margin at the end of the budgeted period (change in percentage points)
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount (as a percent)	(17)	(15)